Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Receivables [Abstract]
Balance at beginning of the year	$ 88	547	341
Provision	1,599	9,924	502
Write-off of accounts receivable	(9)	(55)	(296)
Balance at the end of the year	$ 1,678	10,416	547